SCHEDULE OF INVESTMENTS
Thornburg Strategic Income Fund	June 30, 2021 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Common Stock — 0.1%
	Energy — 0.0%
	Oil, Gas & Consumable Fuels — 0.0%
[a,b]	Malamute Energy, Inc.	847	$ 847
			847
	Retailing — 0.1%
	Specialty Retail — 0.1%
[a,b]	RGIS Restructure Equity	91,468	1,646,424
			1,646,424
	Total Common Stock (Cost $2,404,877)		1,647,271
	Preferred Stock — 0.5%
	Banks — 0.3%
	Banks — 0.3%
[c,d]	AgriBank, FCB 6.875% (LIBOR 3 Month + 4.23%)	40,000	4,540,000
[c,d]	CoBank ACB Series F, 6.25% (LIBOR 3 Month + 4.56%)	50,000	5,218,750
			9,758,750
	Diversified Financials — 0.1%
	Diversified Financial Services — 0.1%
[c]	Compass Diversified Holdings Series C, 7.875%	108,150	2,835,693
			2,835,693
	Energy — 0.1%
	Oil, Gas & Consumable Fuels — 0.1%
[c]	Crestwood Equity Partners, L.P. 9.25%	653,920	6,133,770
			6,133,770
	Total Preferred Stock (Cost $16,666,798)		18,728,213
	Asset Backed Securities — 21.3%
	Auto Receivables — 6.2%
	ACC Trust,
[e]	Series 2019-1 Class C, 6.41% due 2/20/2024	$ 3,500,000	3,594,758
[e]	Series 2019-2 Class B, 3.63% due 8/21/2023	3,400,000	3,453,225
[e]	Series 2019-2 Class C, 5.24% due 10/21/2024	1,900,000	1,962,147
[e]	Series 2020-A Class A, 6.00% due 3/20/2023	3,425,442	3,500,341
[e]	Series 2021-1 Class A, 0.74% due 11/20/2023	7,000,000	6,996,147
[e]	American Credit Acceptance Receivables Trust, Series 2019-2 Class F, 5.81% due 6/12/2026	2,550,000	2,665,833
	Arivo Acceptance Auto Loan Receivables Trust,
[e]	Series 2019-1 Class A, 2.99% due 7/15/2024	898,432	910,768
[e]	Series 2019-1 Class B, 3.37% due 6/15/2025	2,000,000	2,063,727
[e]	Series 2021-1A Class A, 1.19% due 1/15/2027	1,027,155	1,031,087
[e]	Series 2021-1A Class C, 3.77% due 3/15/2027	900,000	922,840
[e]	Series 2021-1A Class D, 5.83% due 1/18/2028	850,000	861,479
[e]	Avid Automobile Receivables Trust, Series 2019-1 Class A, 2.62% due 2/15/2024	564,237	567,086
	CarNow Auto Receivables Trust,
[e]	Series 2019-1A Class A, 2.72% due 11/15/2022	191,581	191,886
[e]	Series 2020-1A Class A, 1.76% due 2/15/2023	2,466,216	2,474,414
[e]	Series 2021-1A Class A, 0.97% due 10/15/2024	10,637,213	10,657,835
	Carvana Auto Receivables Trust,
[a,e]	Series 2019-4A Class R, 0.01% due 10/15/2026	8,000	3,700,000
[e]	Series 2020-N1A Class E, 5.20% due 7/15/2027	5,000,000	5,311,209
[a,e]	Series 2020-P1 Class R, 0.01% due 9/8/2027	20,000	4,959,400
[a,e]	Series 2021-N1 Class R, due 1/10/2028	16,371	7,698,013
[e]	Series 2021-N2 Class R, due 3/10/2028	7,000	3,843,235
[a,e]	Series 2021-P1 Class R, due 12/10/2027	23,500	5,452,371
[a,e]	Series 2021-P2 Class R, due 5/10/2028	7,500	3,687,300
[e]	Chase Auto Credit Linked Notes, Series 2020-2 Class R, 31.355% due 2/25/2028	7,848,370	8,214,040
[e]	CIG Auto Receivables Trust, Series 2019-1A Class D, 4.85% due 5/15/2026	2,000,000	2,054,843

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2021 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	CPS Auto Receivables Trust,
[e]	Series 2018-B Class E, 5.61% due 12/16/2024	$ 3,500,000	$ 3,711,995
[e]	Series 2018-C Class E, 6.07% due 9/15/2025	2,000,000	2,121,350
[e]	Series 2019-B Class E, 5.00% due 3/17/2025	3,320,000	3,484,408
[e]	Series 2020-A Class F, 6.93% due 3/15/2027	3,500,000	3,675,510
[e]	Series 2020-B Class D, 4.75% due 4/15/2026	1,400,000	1,469,946
[e]	Series 2020-C Class F, 6.67% due 11/15/2027	1,000,000	1,061,494
[a,e]	CPS Auto Securitization Trust, Series 2021-1A Class A, 7.86% due 6/16/2026	10,000,000	9,999,594
[a,e]	Credit Suisse ABS Trust, Series 2020-AT1 Class CERT, 0.01% due 6/15/2026	10,000	730,000
[e]	Credito Real USA Auto Receivables Trust, Series 2021-1A Class A, 1.35% due 2/16/2027	10,568,733	10,590,090
[e]	FHF Trust, Series 2020-1A Class A, 2.59% due 12/15/2023	2,618,913	2,640,242
[e]	First Investors Auto Owner, Series 2019-1A Class E, 4.53% due 6/16/2025	3,640,000	3,789,318
	Flagship Credit Auto Trust,
[a,e]	Series 2018-4 Class R, 0.01% due 3/16/2026	13,000	2,184,000
[a,e]	Series 2019-1 Class R, 0.01% due 6/15/2026	24,000	4,032,000
[a,e]	Series 2019-2 Class R, 0.01% due 12/15/2026	13,000	3,373,500
[a,e]	Series 2019-3 Class R, 0.01% due 12/15/2026	15,000	3,730,442
[a,e]	Series 2019-4 Class R, 0.01% due 3/15/2027	8,000	2,880,000
	Foursight Capital Automobile Receivables Trust,
[e]	Series 2018-1 Class E, 5.56% due 1/16/2024	1,000,000	1,018,397
[e]	Series 2018-2 Class E, 5.50% due 10/15/2024	1,370,000	1,414,850
[e]	Series 2018-2 Class F, 6.48% due 6/15/2026	335,000	349,652
[e]	Series 2019-1 Class F, 5.57% due 11/16/2026	500,000	520,750
[e]	Series 2020-1 Class E, 3.49% due 4/15/2026	1,100,000	1,124,063
[e]	Series 2021-1 Class F, 4.06% due 8/15/2028	2,830,000	2,814,468
	GLS Auto Receivables Issuer Trust,
[e]	Series 2019-4A Class D, 4.09% due 8/17/2026	5,000,000	5,211,204
[e]	Series 2020-1A Class A, 2.17% due 2/15/2024	604,976	608,703
[e]	Series 2020-2A Class C, 4.57% due 4/15/2026	2,025,000	2,189,948
[e]	Series 2020-3A Class B, 1.38% due 8/15/2024	3,000,000	3,020,986
[a,e]	JPMorgan Chase Bank NA, Series 2021-1 Class R, 28.348% due 9/25/2028	3,498,675	3,498,675
[e]	Octane Receivables Trust, Series 2020-1A Class A, 1.71% due 2/20/2025	1,920,431	1,936,996
[e]	Prestige Auto Receivables Trust, Series 2018-1A Class E, 5.03% due 1/15/2026	2,625,000	2,726,386
	Santander Consumer Auto Receivables Trust,
[a,e]	Series 2020-AA Class R, 0.01% due 1/16/2029	25,000	929,150
[e]	Series 2021-AA Class F, 5.79% due 8/15/2028	3,000,000	3,125,632
[a,e]	Series 2021-AA Class R, 0.01% due 8/15/2028	28,500	4,858,170
	Skopos Auto Receivables Trust,
[e]	Series 2019-1A Class C, 3.63% due 9/16/2024	2,000,000	2,041,486
[e]	Series 2019-1A Class D, 5.24% due 4/15/2025	2,650,000	2,738,336
[e]	Tesla Auto Lease Trust, Series 2018-B Class E, 7.87% due 6/20/2022	7,825,000	7,947,186
[e]	U.S. Auto Funding, LLC, Series 2019-1A Class C, 5.34% due 3/15/2023	2,511,000	2,556,826
	United Auto Credit Securitization Trust,
[e]	Series 2020-1 Class F, 9.08% due 1/12/2026	3,205,000	3,407,310
[e]	Series 2021-1 Class F, 4.30% due 9/10/2027	6,125,000	6,132,504
[e]	USASF Receivables, LLC, Series 2020-1A Class A, 2.47% due 8/15/2023	3,824,933	3,840,382
[e]	Veros Auto Receivables Trust, Series 2021-1 Class A, 0.92% due 10/15/2026	4,760,391	4,760,020
[e]	Veros Automobile Receivables Trust, Series 2020-1 Class D, 5.64% due 2/16/2027	7,000,000	7,069,164
[e]	Westlake Automobile Receivables Trust, Series 2019-3A Class F, 4.72% due 4/15/2026	2,000,000	2,049,921
			224,139,038
	Credit Card — 1.8%
[e]	Brex Commercial Charge Card Master Trust, Series 2021-1 Class A, 2.09% due 7/15/2024	3,150,000	3,170,080
	Continental Credit Card, LLC,
[e]	Series 2019-1A Class A, 3.83% due 8/15/2026	7,000,000	7,133,922
[e]	Series 2019-1A Class C, 6.16% due 8/15/2026	6,440,000	6,734,562
	Continental Finance Credit Card ABS Master Trust,
[e]	Series 2020-1A Class A, 2.24% due 12/15/2028	3,000,000	3,023,817
[e]	Series 2020-1A Class B, 3.66% due 12/15/2028	3,700,000	3,739,613
	Fair Square Issuance Trust,
[e]	Series 2020-AA Class A, 2.90% due 9/20/2024	6,000,000	6,065,408
[e]	Series 2020-AA Class C, 5.40% due 9/20/2024	9,500,000	9,639,877
	Genesis Private Label Amortizing Trust,
[e]	Series 2020-1 Class B, 2.83% due 7/20/2030	2,775,000	2,782,599

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2021 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[e]	Series 2020-1 Class C, 4.19% due 7/20/2030	$ 2,175,000	$ 2,201,234
[e]	Series 2020-1 Class D, 6.63% due 7/20/2030	1,550,000	1,600,205
	Genesis Sales Finance Master Trust,
[e]	Series 2020-AA Class C, 2.99% due 9/22/2025	1,780,000	1,793,469
[e]	Series 2020-AA Class D, 4.71% due 9/22/2025	2,300,000	2,325,083
[e]	Mercury Financial Credit Card Master Trust, Series 2021-1A Class D, 6.26% due 3/20/2026	5,000,000	5,046,759
	Perimeter Master Note Business Trust,
[e]	Series 2019-2A Class A, 4.23% due 5/15/2024	2,966,000	3,067,476
[e]	Series 2019-2A Class B, 5.21% due 5/15/2024	6,500,000	6,697,166
[e]	Series 2019-2A Class C, 7.06% due 5/15/2024	650,000	678,741
			65,700,011
	Other Asset Backed — 11.8%
[d,e]	321 Henderson Receivables II, LLC, Series 2006-3A Class A1, 0.273% (LIBOR 1 Month + 0.20%) due 9/15/2041	1,091,308	1,068,972
[a,e]	AMR Master Trust Corp., Series 2021-T1 Class A, 2.43% due 11/15/2027	2,000,000	1,999,955
[e]	Amur Equipment Finance Receivables IX, LLC, Series 2021-1A Class F, 6.09% due 2/20/2029	8,152,000	8,145,853
[e]	Amur Equipment Finance Receivables VII, LLC, Series 2019-1A Class A2, 2.63% due 6/20/2024	1,120,328	1,134,602
	Amur Equipment Finance Receivables VIII, LLC,
[e]	Series 2020-1A Class E, 7.00% due 1/20/2027	2,237,613	2,195,550
[e]	Series 2020-1A Class F, 7.00% due 12/20/2027	6,301,302	6,551,500
	Aqua Finance Trust,
[e]	Series 2019-A Class D, 6.07% due 7/16/2040	18,900,000	19,863,099
[e]	Series 2020-AA Class A, 1.90% due 7/17/2046	2,952,342	2,986,112
[e]	Series 2020-AA Class D, 7.15% due 7/17/2046	2,550,000	2,657,551
	Avant Loans Funding Trust,
[e]	Series 2019-A Class B, 3.80% due 12/15/2022	94,008	94,101
[e]	Series 2019-B Class B, 3.15% due 10/15/2026	832,994	837,091
	BHG Securitization Trust,
[e]	Series 2021-A Class A, 1.42% due 11/17/2033	12,210,981	12,188,585
[e]	Series 2021-A Class C, 3.69% due 11/17/2033	2,200,000	2,220,698
[d,e,f]	Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A Class A, 4.213% due 12/16/2041	5,042,370	5,031,949
	CFG Investments Ltd.,
[e]	Series 2021-1 Class A, 4.70% due 5/20/2032	7,275,000	7,442,815
[e]	Series 2021-1 Class C, 7.48% due 5/20/2032	1,560,000	1,587,208
[e]	Series 2021-1 Class D, 9.07% due 5/20/2032	515,000	522,635
[e]	Conn’s Receivables Funding, LLC, Series 2020-A Class A, 1.71% due 6/16/2025	851,521	851,961
	Consumer Loan Underlying Bond CLUB Credit Trust,
[e]	Series 2019-P2 Class C, 4.41% due 10/15/2026	1,500,000	1,534,581
[e]	Series 2020-P1 Class B, 2.92% due 3/15/2028	1,500,000	1,518,965
	Consumer Loan Underlying Bond Credit Trust,
[e]	Series 2018-P3 Class C, 5.54% due 1/15/2026	5,500,000	5,598,796
[e]	Series 2019-HP1 Class C, 4.70% due 12/15/2026	5,000,000	5,175,960
[a,d,e]	Series 2019-HP1 Class CERT, due 12/15/2026	100,000	1,490,000
[e]	Series 2019-P1 Class C, 4.66% due 7/15/2026	4,500,000	4,603,850
[e]	Credit Suisse ABS Trust, Series 2018-LD1 Class D, 6.30% due 7/25/2024	2,177,000	2,179,508
[e]	Dext, LLC, Series 2020-1 Class A, 1.46% due 2/16/2027	3,483,371	3,500,926
[e,g]	Diamond Infrastructure Funding, LLC, Series 2021-1A Class A, 1.76% due 4/15/2049	15,300,000	15,224,285
	Diamond Resorts Owner Trust,
[e]	Series 2018-1 Class A, 3.70% due 1/21/2031	1,218,172	1,263,169
[e]	Series 2019-1A Class A, 2.89% due 2/20/2032	3,167,024	3,263,792
[e,f]	ECAF I Ltd., Series 2015-1A Class B1, 5.802% due 6/15/2040	5,057,931	3,998,400
[e]	ExteNet, LLC, Series 2019-1A Class A2, 3.204% due 7/26/2049	5,000,000	5,161,244
	Foundation Finance Trust,
[e]	Series 2017-1A Class A, 3.30% due 7/15/2033	616,240	624,919
[e]	Series 2019-1A Class A, 3.86% due 11/15/2034	3,885,707	4,040,457
[e]	Series 2019-1A Class C, 5.66% due 11/15/2034	575,000	633,652
[e]	Series 2020-1A Class A, 3.54% due 7/16/2040	2,711,381	2,821,612
[e]	Series 2020-1A Class C, 5.75% due 7/16/2040	4,025,000	4,532,038
[e]	Series 2021-1A Class A, 1.27% due 5/15/2041	3,729,901	3,736,644
[e]	Series 2021-1A Class D, 4.96% due 5/15/2041	2,345,000	2,374,269
	Freed ABS Trust,
[e]	Series 2019-1 Class B, 3.87% due 6/18/2026	698,099	703,364
[e]	Series 2019-2 Class A, 2.62% due 11/18/2026	212,570	212,802
[e]	Series 2019-2 Class C, 4.86% due 11/18/2026	5,000,000	5,153,408
[e]	Series 2020-2CP Class A, 4.52% due 6/18/2027	351,261	352,637

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2021 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[e]	Series 2020-3FP Class A, 2.40% due 9/20/2027	$ 110,633	$ 110,767
[e]	Series 2020-FP1 Class A, 2.52% due 3/18/2027	1,361,125	1,366,967
[e]	Series 2021-1CP Class A, 0.66% due 3/20/2028	2,178,153	2,179,077
[e]	Goodgreen Trust, Series 2021-1A Class A, 2.66% due 10/15/2056	14,164,351	14,261,271
[e]	GoodLeap Sustainable Home Solutions Trust, Series 2021-3CS Class C, 3.50% due 5/20/2048	4,500,000	4,223,932
[e]	HERO Funding Trust, Series 2017-2A Class A1, 3.28% due 9/20/2048	1,665,666	1,734,436
[e]	Hilton Grand Vacations Trust, Series 2019-AA Class A, 2.34% due 7/25/2033	2,356,052	2,423,819
[e]	InStar Leasing III, LLC, Series 2021-1A Class C, 5.29% due 2/15/2054	5,771,446	5,641,298
	LendingClub Receivables Trust,
[e]	Series 2019-1 Class CERT, due 7/17/2045	70,300	1,058,247
[e]	Series 2019-7 Class R1, 0.01% due 1/15/2027	2,267,377	1,133,688
[e]	Series 2019-7 Class R2, 0.01% due 1/15/2027	379,730	189,865
[e]	Series 2020-6A Class A, 2.75% due 11/15/2047	6,816,974	6,855,610
	Lendingpoint Asset Securitization Trust,
[e]	Series 2019-2 Class C, 4.66% due 11/10/2025	3,841,000	3,876,139
[e]	Series 2020-1 Class B, 3.107% due 2/10/2026	4,372,799	4,378,891
	LendingPoint Asset Securitization Trust,
[e]	Series 2020-REV1 Class B, 4.494% due 10/15/2028	4,000,000	4,206,374
[e]	Series 2020-REV1 Class C, 7.699% due 10/15/2028	4,000,000	4,113,177
[e]	Series 2021-1 Class A, 1.75% due 4/15/2027	7,688,816	7,717,759
	LL ABS Trust,
[e]	Series 2019-1A Class A, 2.87% due 3/15/2027	110,856	110,944
[e]	Series 2020-1A Class C, 6.54% due 1/17/2028	2,200,000	2,363,981
	Loanpal Solar Loan Ltd.,
[a,e,h]	Series 2021-1GS Class R, 0.01% due 1/20/2048	13,252,480	10,285,250
[e]	Series 2021-2GS Class C, 3.50% due 3/20/2048	3,378,000	3,145,168
	Marlette Funding Trust,
[e]	Series 2019-1A Class C, 4.42% due 4/16/2029	3,000,000	3,052,179
[e]	Series 2020-1A Class B, 2.38% due 3/15/2030	1,850,000	1,867,388
[e]	Series 2020-2A Class A, 1.02% due 9/16/2030	733,008	733,831
[a,e]	Series 2021-1A Class R, due 6/16/2031	9,520	3,547,628
	Mosaic Solar Loan Trust,
[e]	Series 2020-1A Class C, 4.47% due 4/20/2046	1,600,000	1,638,452
[e]	Series 2020-2A Class D, 5.42% due 8/20/2046	1,580,000	1,633,456
[a,e]	Series 2020-2A Class R, 0.01% due 8/20/2046	1,375,000	703,676
[a,e]	Series 2021-1A Class R, 0.01% due 12/20/2046	8,600,000	3,090,861
[a,e]	Mosaic Solar Loans, LLC Series 2021-2A Class R, due 4/22/2047	9,930,000	2,061,791
[d,e]	Nationstar HECM Loan Trust, Series 2020-1A Class A1, 1.269% due 9/25/2030	7,398,722	7,417,227
	New Residential Advance Receivables Trust Advance Receivables Backed,
[e]	Series 2020-T1 Class AT1, 1.426% due 8/15/2053	5,000,000	5,001,896
[e]	Series 2020-T1 Class BT1, 1.823% due 8/15/2053	3,000,000	3,001,124
[e]	Series 2020-T1 Class CT1, 2.269% due 8/15/2053	3,400,000	3,416,443
[e]	Series 2020-T1 Class DT1, 3.011% due 8/15/2053	6,575,000	6,603,773
[e]	NMEF Funding LLC, Series 2019-A Class A, 2.73% due 8/17/2026	1,238,679	1,243,539
	NRZ Advance Receivables Trust,
[e]	Series 2020-T2 Class CT2, 2.17% due 9/15/2053	3,000,000	3,008,664
[e]	Series 2020-T2 Class DT2, 2.863% due 9/15/2053	5,550,000	5,563,519
[e]	Series 2020-T3 Class DT3, 2.458% due 10/15/2052	4,400,000	4,405,303
	Ocwen Master Advance Receivables Trust,
[e]	Series 2020-T1 Class AT1, 1.278% due 8/15/2052	8,000,000	8,086,497
[e]	Series 2020-T1 Class BT1, 1.774% due 8/15/2052	2,850,000	2,880,723
[e]	Series 2020-T1 Class CT1, 2.32% due 8/15/2052	1,480,000	1,496,721
[e]	Series 2020-T1 Class DT1, 3.061% due 8/15/2052	8,355,000	8,467,340
	Oportun Funding X, LLC,
[e]	Series 2018-C Class A, 4.10% due 10/8/2024	2,690,000	2,688,712
[e]	Series 2018-C Class B, 4.59% due 10/8/2024	1,000,000	1,000,569
[e]	Oportun Funding, LLC, Series 2020-1 Class B, 3.45% due 5/15/2024	9,900,000	10,076,211
	Pagaya AI Debt Selection Trust,
[e]	Series 2020-3 Class A, 2.10% due 5/17/2027	3,114,964	3,137,183
[e]	Series 2021-1 Class A, 1.18% due 11/15/2027	10,872,778	10,896,126
[e]	Series 2021-HG1 Class A, 1.22% due 1/16/2029	5,900,000	5,876,090
[e]	Pawnee Equipment Receivables, LLC, Series 2020-1 Class A, 1.37% due 11/17/2025	2,481,264	2,494,676
[e]	PFS Financing Corp., Series 2020-B Class A, 1.21% due 6/15/2024	2,500,000	2,520,842

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2021 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Prosper Pass-Thru Trust,
[e]	Series 2019-ST1 Class CERT, 0.01% due 7/15/2025	$ 13,363,728	$ 3,210,898
[e]	Series 2019-ST2 Class R1, 0.01% due 11/15/2025	6,385,267	2,583,630
[e]	Series 2019-ST2 Class R2, 0.01% due 11/15/2025	3,193,133	1,292,017
[e]	Regional Management Issuance Trust, Series 2019-1 Class A, 3.05% due 11/15/2028	225,000	229,794
	Republic FInance Issuance Trust,
[e]	Series 2019-A Class A, 3.43% due 11/22/2027	5,505,000	5,559,063
[e]	Series 2019-A Class C, 5.10% due 11/22/2027	1,800,000	1,825,578
	SCF Equipment Leasing, LLC,
[e]	Series 2019-1A Class D, 4.56% due 5/20/2027	3,000,000	2,970,667
[e]	Series 2019-2A Class C, 3.11% due 6/21/2027	7,300,000	7,614,187
	Small Business Lending Trust,
[e]	Series 2019-A Class A, 2.85% due 7/15/2026	189,366	189,250
[e]	Series 2020-A Class A, 2.62% due 12/15/2026	1,816,864	1,822,680
[e]	SolarCity LMC Series I, LLC, Series 2013-1 Class A, 4.80% due 11/20/2038	1,637,416	1,714,706
[e]	SolarCity LMC Series II, LLC, Series 2014-1 Class A, 4.59% due 4/20/2044	2,081,879	2,191,681
[e]	SpringCastle America Funding, LLC, Series 2020-AA Class A, 1.97% due 9/25/2037	7,669,922	7,746,792
[e]	SPS Servicer Advance Receivables Trust, Series 2020-T2 Class A, 1.83% due 11/15/2055	3,300,000	3,323,021
	Upstart Pass-Through Trust,
[e]	Series 2020-ST2 Class A, 3.50% due 3/20/2028	2,783,363	2,843,601
[e]	Series 2020-ST3 Class A, 3.35% due 4/20/2028	3,647,093	3,717,644
[e]	Series 2021-ST4 Class A, 2.00% due 7/20/2027	2,000,000	1,999,235
	Upstart Securitization Trust,
[e]	Series 2017-2 Class C, 5.59% due 3/20/2025	1,740,357	1,743,577
[a,e,h]	Series 2018-2 Class CERT, 0.01% due 12/22/2025	84,500	4,098,250
[e]	Series 2019-2 Class A, 2.897% due 9/20/2029	345,932	346,492
[e]	Series 2019-3 Class A, 2.684% due 1/21/2030	771,304	774,487
[a,e]	Series 2021-1 Class CERT, 0.01% due 3/20/2031	11,275	5,666,251
[e]	Series 2021-2 Class A, 0.91% due 6/20/2031	3,849,865	3,838,891
	Series 2021-2 Class CERT, due 6/20/2031	3,645	3,619,693
			426,990,700
	Student Loan — 1.5%
	College Ave Student Loans,
[d,e]	Series 2021-A Class A1, 1.192% (LIBOR 1 Month + 1.10%) due 7/25/2051	3,468,552	3,497,895
[e]	Series 2021-A Class A2, 1.60% due 7/25/2051	462,473	461,136
	Commonbond Student Loan Trust,
[e]	Series 18-CGS Class A1, 3.87% due 2/25/2046	923,123	952,442
[e]	Series 2020-1 Class A, 1.69% due 10/25/2051	3,545,971	3,562,019
	Earnest Student Loan Program, LLC,
[d,e]	Series 2016-B Class A1, 2.142% (LIBOR 1 Month + 2.05%) due 2/26/2035	197,773	198,007
[e]	Series 2016-C Class A2, 2.68% due 7/25/2035	329,131	329,482
[d]	National Collegiate Student Loan Trust, Series 2006-1 Class A5, 0.442% (LIBOR 1 Month + 0.35%) due 3/25/2033	14,855,815	14,459,106
[d,e]	Navient Private Education Refi Loan Trust, Series 2019-D Class A2B, 1.123% (LIBOR 1 Month + 1.05%) due 12/15/2059	5,489,096	5,531,981
	Nelnet Student Loan Trust,
[d,e]	Series 2015-2A Class A2, 0.692% (LIBOR 1 Month + 0.60%) due 9/25/2047	2,953,499	2,938,223
[d,e]	Series 2016-A Class A1A, 1.842% (LIBOR 1 Month + 1.75%) due 12/26/2040	528,937	531,426
	SLM Student Loan Trust,
[d]	Series 2008-2 Class A3, 0.926% (LIBOR 3 Month + 0.75%) due 4/25/2023	785,607	774,721
[d]	Series 2008-5 Class A4, 1.876% (LIBOR 3 Month + 1.70%) due 7/25/2023	1,064,296	1,074,333
[d]	Series 2011-2 Class A2, 1.292% (LIBOR 1 Month + 1.20%) due 10/25/2034	5,000,000	5,113,868
[d]	Series 2012-1 Class A3, 1.042% (LIBOR 1 Month + 0.95%) due 9/25/2028	2,112,448	2,091,417
[d]	Series 2013-6 Class A3, 0.742% (LIBOR 1 Month + 0.65%) due 6/25/2055	2,321,452	2,332,999
	SMB Private Education Loan Trust,
[d,e]	Series 2021-A Class A1, 0.601% (LIBOR 1 Month + 0.50%) due 1/15/2053	192,176	192,303
[e]	Series 2021-A Class R, 0.01% due 1/15/2053	2,742	8,492,809
			52,534,167
	Total Asset Backed Securities (Cost $741,739,074)		769,363,916
	Corporate Bonds — 43.2%
	Automobiles & Components — 1.2%
	Auto Components — 0.1%
[e]	Real Hero Merger Sub 2, Inc., 6.25% due 2/1/2029	4,616,000	4,787,485

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2021 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Automobiles — 1.1%
[d,e,f]	BMW Finance N.V., 0.958% (LIBOR 3 Month + 0.79%) due 8/12/2022	$ 4,000,000	$ 4,030,960
	Daimler Finance North America, LLC,
[d,e]	1.056% (LIBOR 3 Month + 0.90%) due 2/15/2022	5,500,000	5,526,950
[e]	2.125% due 3/10/2025	7,500,000	7,763,250
[e]	3.75% due 11/5/2021	1,505,000	1,522,759
	Hyundai Capital America,
[e]	0.875% due 6/14/2024	2,950,000	2,936,754
[e]	1.80% due 10/15/2025 - 1/10/2028	1,933,000	1,946,109
[e]	2.375% due 2/10/2023	6,747,000	6,918,576
[e]	3.95% due 2/1/2022	1,202,000	1,224,790
	Hyundai Capital Services, Inc.,
[e,f]	1.25% due 2/8/2026	830,000	816,969
[e,f]	3.75% due 3/5/2023	971,000	1,018,346
	Nissan Motor Acceptance Corp.,
[d,e]	0.836% (LIBOR 3 Month + 0.69%) due 9/28/2022	460,000	460,695
[d,e]	0.838% (LIBOR 3 Month + 0.65%) due 7/13/2022	440,000	440,585
	Volkswagen Group of America Finance, LLC,
[e]	2.50% due 9/24/2021	1,425,000	1,432,211
[e]	4.00% due 11/12/2021	2,500,000	2,532,850
			43,359,289
	Banks — 0.4%
	Banks — 0.4%
[d]	Capital One NA, 0.982% (LIBOR 3 Month + 0.82%) due 8/8/2022	3,000,000	3,020,250
[d]	Citizens Bank N.A./Providence RI, 1.096% (LIBOR 3 Month + 0.95%) due 3/29/2023	4,000,000	4,037,640
[e,f]	Macquarie Bank Ltd., 3.624% due 6/3/2030	2,800,000	2,960,496
	Santander Holdings USA, Inc.,
	3.244% due 10/5/2026	1,815,000	1,939,200
	3.45% due 6/2/2025	1,185,000	1,272,773
			13,230,359
	Capital Goods — 1.8%
	Aerospace & Defense — 1.1%
	Boeing Co., 2.196% due 2/4/2026	2,832,000	2,858,762
	BWX Technologies, Inc.,
[e]	4.125% due 6/30/2028 - 4/15/2029	8,286,000	8,430,662
[e]	5.375% due 7/15/2026	6,805,000	6,987,919
[e]	Spirit AeroSystems, Inc., 7.50% due 4/15/2025	5,123,000	5,478,331
	Teledyne Technologies, Inc.,
	2.25% due 4/1/2028	4,423,000	4,506,462
	2.75% due 4/1/2031	2,217,000	2,279,187
[e]	TransDigm, Inc., 6.25% due 3/15/2026	9,244,000	9,750,664
	Machinery — 0.6%
[e,f]	ATS Automation Tooling Systems, Inc., 4.125% due 12/15/2028	6,820,000	6,983,475
	Flowserve Corp., 3.50% due 10/1/2030	4,053,000	4,277,253
	nVent Finance Sarl,
[f]	3.95% due 4/15/2023	2,000,000	2,089,640
[f]	4.55% due 4/15/2028	3,000,000	3,299,700
	Westinghouse Air Brake Technologies Corp., 4.40% due 3/15/2024	3,854,000	4,179,509
	Trading Companies & Distributors — 0.1%
[e]	IAA, Inc., 5.50% due 6/15/2027	2,479,000	2,601,512
			63,723,076
	Commercial & Professional Services — 1.1%
	Commercial Services & Supplies — 0.8%
[e]	ACCO Brands Corp., 4.25% due 3/15/2029	9,246,000	9,156,036
[e,f]	Cimpress plc, 7.00% due 6/15/2026	9,141,000	9,635,071
	CoreCivic, Inc., 8.25% due 4/15/2026	5,733,000	5,954,466
[e]	Nielsen Finance, LLC / Nielsen Finance Co., 5.875% due 10/1/2030	2,727,000	2,969,649
	Professional Services — 0.3%
	Gartner, Inc.,
[e]	3.625% due 6/15/2029	1,385,000	1,407,146
[e]	3.75% due 10/1/2030	5,485,000	5,611,375
[e]	4.50% due 7/1/2028	3,749,000	3,963,255

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2021 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
			38,696,998
	Consumer Durables & Apparel — 0.9%
	Household Durables — 0.3%
[e]	CD&R Smokey Buyer, Inc., 6.75% due 7/15/2025	$ 5,658,000	$ 6,061,925
[e,f]	Panasonic Corp., 2.536% due 7/19/2022	2,790,000	2,844,349
	Leisure Products — 0.3%
[e]	Vista Outdoor, Inc., 4.50% due 3/15/2029	12,100,000	12,310,782
	Textiles, Apparel & Luxury Goods — 0.3%
	Under Armour, Inc., 3.25% due 6/15/2026	6,389,000	6,624,690
[e]	Wolverine World Wide, Inc., 5.00% due 9/1/2026	4,160,000	4,271,030
			32,112,776
	Consumer Services — 0.8%
	Hotels, Restaurants & Leisure — 0.8%
	Hyatt Hotels Corp., 5.75% due 4/23/2030	4,475,000	5,431,621
[e]	Nathan’s Famous, Inc., 6.625% due 11/1/2025	13,809,000	14,162,234
	SeaWorld Parks & Entertainment, Inc.,
[e]	8.75% due 5/1/2025	2,906,000	3,149,116
[e]	9.50% due 8/1/2025	2,723,000	2,930,329
[e]	TKC Holdings, Inc., 6.875% due 5/15/2028	3,682,000	3,803,838
			29,477,138
	Diversified Financials — 6.0%
	Capital Markets — 2.2%
	Ares Capital Corp., 3.25% due 7/15/2025	5,320,000	5,597,704
[e]	Blackstone Secured Lending Fund, 2.75% due 9/16/2026	2,731,000	2,768,387
[a,d]	Citigroup Global Markets Holdings, Inc., 6.40% due 1/29/2035	4,108,000	4,114,162
[e]	Compass Group Diversified Holdings, LLC, 5.25% due 4/15/2029	5,610,000	5,840,010
[a,b,e,i]	JPR Royalty Sub, LLC, 14.00% due 9/1/2020	2,000,000	0
	LPL Holdings, Inc.,
[e]	4.00% due 3/15/2029	2,820,000	2,840,107
[e]	4.375% due 5/15/2031	5,085,000	5,154,309
[e]	4.625% due 11/15/2027	1,840,000	1,908,356
	Main Street Capital Corp., 3.00% due 7/14/2026	2,258,000	2,319,056
	Owl Rock Capital Corp., 2.875% due 6/11/2028	4,429,000	4,399,281
	Owl Rock Technology Finance Corp.,
	2.50% due 1/15/2027	9,639,000	9,518,512
[e]	3.75% due 6/17/2026	3,540,000	3,722,381
[e]	4.75% due 12/15/2025	6,409,000	7,047,208
	Sixth Street Specialty Lending, Inc., 2.50% due 8/1/2026	1,200,000	1,210,224
	SLR Investment Corp., 4.50% due 1/20/2023	3,875,000	4,031,705
[e]	StoneX Group, Inc., 8.625% due 6/15/2025	10,254,000	10,980,804
	TPG Specialty Lending, Inc., 3.875% due 11/1/2024	7,310,000	7,774,916
	Consumer Finance — 0.3%
[e]	FirstCash, Inc., 4.625% due 9/1/2028	9,115,000	9,529,368
	Diversified Financial Services — 3.3%
	Antares Holdings L.P.,
[e]	3.95% due 7/15/2026	1,750,000	1,820,910
[e]	6.00% due 8/15/2023	4,435,000	4,799,247
[e]	8.50% due 5/18/2025	2,750,000	3,266,753
	Bank of America Corp.,
[d]	0.536% (BSBY3M + 0.43%) due 5/28/2024	1,707,000	1,707,785
[d]	0.976% (SOFR + 0.69%) due 4/22/2025	9,500,000	9,529,830
[d,f]	Barclays plc, 1.536% (LIBOR 3 Month + 1.38%) due 5/16/2024	2,500,000	2,546,175
[e,f]	BNP Paribas S.A., 3.375% due 1/9/2025	5,000,000	5,371,100
	Citigroup, Inc.,
[d]	0.699% (SOFR + 0.67%) due 5/1/2025	3,971,000	3,989,306
[d]	0.817% (SOFR + 0.77%) due 6/9/2027	6,750,000	6,749,460
[d]	1.122% (SOFR + 0.77%) due 1/28/2027	9,250,000	9,120,222
	Deutsche Bank AG,
[f]	0.898% due 5/28/2024	3,667,000	3,652,442
[d,f]	1.369% (LIBOR 3 Month + 1.23%) due 2/27/2023	2,800,000	2,823,828
[f]	5.00% due 2/14/2022	3,500,000	3,593,520

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2021 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Goldman Sachs Group, Inc. (The),
[d]	0.547% (SOFR + 0.50%) due 9/10/2024	$ 3,687,000	$ 3,685,488
[d]	0.866% (SOFR + 0.82%) due 9/10/2027	3,687,000	3,675,865
	HSBC Holdings plc,
[d,f]	1.589% (SOFR + 1.29%) due 5/24/2027	3,500,000	3,504,655
[d,f]	1.645% (SOFR + 1.54%) due 4/18/2026	3,750,000	3,800,138
	JPMorgan Chase & Co.,
[d]	0.91% (SOFR + 0.89%) due 4/22/2027	4,200,000	4,234,818
[d]	1.04% (SOFR + 0.70%) due 2/4/2027	3,249,000	3,193,475
[d]	2.069% (SOFR + 1.02%) due 6/1/2029	1,640,000	1,652,644
[d]	0.63% (SOFR + 0.58%) due 6/23/2025	10,125,000	10,130,164
[d,f]	Mizuho Financial Group, Inc., 0.777% (LIBOR 3 Month + 0.63%) due 5/25/2024	2,946,000	2,962,792
[d]	Morgan Stanley, 0.725% (SOFR + 0.70%) due 1/20/2023	3,500,000	3,508,085
	Natwest Group plc,
[d,f]	1.626% (LIBOR 3 Month + 1.47%) due 5/15/2023	1,398,000	1,411,840
[d,f]	1.642% (H15T1Y + 0.90%) due 6/14/2027	2,000,000	1,999,900
	Societe Generale S.A.,
[d,e,f]	1.792% (H15T1Y + 1.00%) due 6/9/2027	1,667,000	1,663,466
[e,f]	2.625% due 1/22/2025	3,000,000	3,135,150
[e,f]	3.875% due 3/28/2024	2,000,000	2,151,720
[e,f]	4.25% due 9/14/2023	3,000,000	3,227,490
[e]	United Wholesale Mortgage, LLC, 5.50% due 11/15/2025	3,672,000	3,801,438
	Western Union Co., 2.85% due 1/10/2025	2,338,000	2,475,264
	Insurance — 0.2%
[e]	Global Atlantic Fin Co., 4.40% due 10/15/2029	7,275,000	8,053,280
			215,994,740
	Energy — 3.6%
	Energy Equipment & Services — 0.3%
[e]	Enviva Partners L.P. / Enviva Partners Finance Corp., 6.50% due 1/15/2026	6,270,000	6,552,965
[e]	Hanwha Energy USA Holdings Corp., 2.375% due 7/30/2022	1,915,000	1,949,183
	Odebrecht Offshore Drilling Finance Ltd.,
[e,f]	6.72% due 12/1/2022	219,311	216,835
[e,f,j]	7.72% due 12/1/2026 PIK	2,395,878	578,940
[c,e,f]	Odebrecht Oil & Gas Finance Ltd. (Guaranty: Odebrecht Oleo e Gas S.A.), Zero coupon due 8/2/2021	304,899	3,595
[b,e,f,i]	Schahin II Finance Co. SPV Ltd., 5.875% due 9/25/2023	10,461,182	539,692
	Oil, Gas & Consumable Fuels — 3.3%
	Boardwalk Pipelines L.P., 4.80% due 5/3/2029	3,920,000	4,546,142
[e]	Citgo Holding, Inc., 9.25% due 8/1/2024	5,572,000	5,684,053
[e]	CITGO Petroleum Corp., 7.00% due 6/15/2025	1,800,000	1,874,844
[e]	Colorado Interstate Gas Co., LLC / Colorado Interstate Issuing Corp., 4.15% due 8/15/2026	725,000	811,000
	Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 6.75% due 5/15/2025	5,730,000	5,887,804
[d]	Energy Transfer L.P., 3.193% (LIBOR 3 Month + 3.02%) due 11/1/2066	1,200,000	939,600
	EQM Midstream Partners L.P., Series 5Y, 4.75% due 7/15/2023	1,171,000	1,222,547
[e]	Florida Gas Transmission Co., LLC, 3.875% due 7/15/2022	4,765,000	4,881,075
	Galaxy Pipeline Assets Bidco Ltd.,
[e,f]	1.75% due 9/30/2027	2,300,000	2,322,954
[e,f]	2.16% due 3/31/2034	4,360,000	4,286,708
[e,f]	2.625% due 3/31/2036	6,630,000	6,509,732
	Gray Oak Pipeline, LLC,
[e]	2.00% due 9/15/2023	3,809,000	3,886,742
[e]	3.45% due 10/15/2027	5,130,000	5,394,759
	Gulf South Pipeline Co. L.P., 4.00% due 6/15/2022	4,860,000	4,975,085
[e]	Gulfstream Natural Gas System, LLC, 4.60% due 9/15/2025	5,000,000	5,581,200
[e,f]	Harvest Operations Corp., 1.00% due 4/26/2024	3,642,000	3,643,967
	HollyFrontier Corp., 2.625% due 10/1/2023	1,304,000	1,349,392
[a,b,e,i]	Linc USA GP / Linc Energy Finance USA, Inc., 9.625% due 10/31/2017	1,000,765	20,015
[e]	Midwest Connector Capital Co., LLC, 4.625% due 4/1/2029	5,487,000	5,830,102
	Northern Border Pipeline Co., Series A, 7.50% due 9/15/2021	2,150,000	2,181,369
[d]	Occidental Petroleum Corp., 1.606% (LIBOR 3 Month + 1.45%) due 8/15/2022	3,500,000	3,482,325
[e]	Par Petroleum, LLC / Par Petroleum Finance Corp., 7.75% due 12/15/2025	451,000	455,447
[e,f]	Parkland Corp., 4.50% due 10/1/2029	1,825,000	1,853,324
[e,f]	Parkland Fuel Corp., 5.875% due 7/15/2027	3,726,000	3,986,969

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2021 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Petroleos Mexicanos,
[f]	5.95% due 1/28/2031	$ 2,802,000	$ 2,718,837
[e,f]	6.875% due 10/16/2025	2,800,000	3,096,520
[f]	Petroleos Mexicanos (Guaranty: Export-Import Bank of the United States), 6.50% due 1/23/2029	4,118,000	4,227,745
[e,f]	Petrorio Luxembourg Sarl, 6.125% due 6/9/2026	800,000	819,272
	Plains All American Pipeline L.P. / PAA Finance Corp., 3.55% due 12/15/2029	4,106,000	4,330,516
[b,i]	RAAM Global Energy Co., 12.50% due 10/1/2015	2,000,000	200
	SA Global Sukuk Ltd.,
[e,f]	0.946% due 6/17/2024	4,969,000	4,966,714
[e,f]	1.602% due 6/17/2026	2,089,000	2,083,464
[e,f]	Sinopec Group Overseas Development 2018 Ltd., 1.45% due 1/8/2026	8,500,000	8,504,165
	Summit Midstream Holdings, LLC / Summit Midstream Finance Corp., 5.50% due 8/15/2022	1,210,000	1,195,637
[c,d]	Summit Midstream Partners L.P., Series A, 9.50% (LIBOR 3 Month + 7.43%) due 12/15/2022	2,114,000	1,595,626
	Sunoco L.P. / Sunoco Finance Corp.,
	5.50% due 2/15/2026	451,000	464,715
	6.00% due 4/15/2027	1,933,000	2,027,833
	Tennessee Gas Pipeline Co., LLC, 7.00% due 3/15/2027	2,251,000	2,845,737
			130,325,346
	Food & Staples Retailing — 0.5%
	Food & Staples Retailing — 0.5%
	7-Eleven, Inc.,
[e]	0.625% due 2/10/2023	1,600,000	1,600,928
[e]	0.80% due 2/10/2024	5,236,000	5,224,062
	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons, LLC,
[e]	3.25% due 3/15/2026	1,910,000	1,944,704
[e]	3.50% due 3/15/2029	349,000	344,854
[e]	4.625% due 1/15/2027	7,104,000	7,427,303
[e]	KeHE Distributors, LLC / KeHE Finance Corp., 8.625% due 10/15/2026	2,887,000	3,161,958
			19,703,809
	Food, Beverage & Tobacco — 2.8%
	Beverages — 0.9%
[e,f]	Anadolu Efes Biracilik Ve Malt Sanayii A/S, 3.375% due 6/29/2028	11,206,000	11,241,411
[e,f]	Becle SAB de CV, 3.75% due 5/13/2025	9,414,000	10,239,514
[e,f]	Central American Bottling Corp., 5.75% due 1/31/2027	6,444,000	6,720,834
[e,f]	Coca-Cola Icecek A/S, 4.215% due 9/19/2024	3,000,000	3,149,520
	Food Products — 0.9%
[e,f]	Barry Callebaut Services N.V., 5.50% due 6/15/2023	8,052,000	8,741,734
[d]	General Mills, Inc., 1.20% (LIBOR 3 Month + 1.01%) due 10/17/2023	2,530,000	2,567,824
	Kraft Heinz Foods Co.,
	3.75% due 4/1/2030	5,180,000	5,683,134
	3.875% due 5/15/2027	4,582,000	5,035,068
	Post Holdings, Inc.,
[e]	4.625% due 4/15/2030	8,247,000	8,393,219
[e]	5.625% due 1/15/2028	3,730,000	3,963,050
	Tobacco — 1.0%
	Altria Group, Inc., 2.45% due 2/4/2032	9,890,000	9,559,179
	BAT Capital Corp., 2.726% due 3/25/2031	7,615,000	7,500,547
[e,f]	Imperial Brands Finance plc, 3.50% due 7/26/2026	2,000,000	2,145,900
	Vector Group Ltd.,
[e]	5.75% due 2/1/2029	7,475,000	7,624,799
[e]	10.50% due 11/1/2026	7,353,000	7,809,621
			100,375,354
	Health Care Equipment & Services — 1.8%
	Health Care Equipment & Supplies — 0.5%
	Hill-Rom Holdings, Inc.,
[e]	4.375% due 9/15/2027	7,463,000	7,774,058
	6.75% due 12/15/2027	3,725,000	4,171,106
[e]	Hologic, Inc., 3.25% due 2/15/2029	6,462,000	6,426,976
	Health Care Providers & Services — 1.2%
[e]	Centene Corp.,5.375% due 6/1/2026 - 8/15/2026	10,310,000	10,773,864
[e]	Charles River Laboratories International, Inc., 3.75% due 3/15/2029	4,567,000	4,627,422
[e]	Highmark, Inc., 1.45% due 5/10/2026	8,000,000	7,979,280

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2021 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Tenet Healthcare Corp.,
[e]	4.25% due 6/1/2029	$ 2,805,000	$ 2,843,793
	4.625% due 7/15/2024	2,320,000	2,353,988
[e]	4.625% due 6/15/2028	4,620,000	4,752,456
[e]	4.875% due 1/1/2026	2,826,000	2,927,340
[e]	5.125% due 11/1/2027	1,153,000	1,208,263
[e]	Universal Health Services, Inc., 2.65% due 10/15/2030	4,646,000	4,668,858
	Health Care Technology — 0.1%
[e]	Change Healthcare Holdings, LLC / Change Healthcare Finance, Inc., 5.75% due 3/1/2025	3,215,000	3,266,150
			63,773,554
	Household & Personal Products — 1.0%
	Household Products — 0.9%
[e]	Energizer Holdings, Inc., 4.75% due 6/15/2028	8,110,000	8,336,999
[e]	Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc., 5.00% due 12/31/2026	4,585,000	4,675,829
	Prestige Brands, Inc.,
[e]	3.75% due 4/1/2031	6,386,000	6,169,323
[e]	5.125% due 1/15/2028	3,840,000	4,059,686
	Spectrum Brands, Inc.,
[e]	3.875% due 3/15/2031	4,675,000	4,592,533
[e]	5.50% due 7/15/2030	5,705,000	6,152,272
	Personal Products — 0.1%
[e]	Edgewell Personal Care Co., 5.50% due 6/1/2028	2,368,000	2,511,714
			36,498,356
	Insurance — 2.9%
	Insurance — 2.9%
[e,f]	Ascot Group Ltd., 4.25% due 12/15/2030	1,245,000	1,310,562
	Brighthouse Financial Global Funding,
[d,e]	0.779% (SOFR + 0.76%) due 4/12/2024	2,307,000	2,324,164
[e]	1.55% due 5/24/2026	2,089,000	2,106,882
	Brighthouse Financial, Inc., 5.625% due 5/15/2030	3,750,000	4,564,200
[e,f]	DaVinciRe Holdings Ltd., 4.75% due 5/1/2025	4,790,000	5,262,917
[d]	Enstar Finance, LLC, 5.75% (5-Yr. CMT + 5.47%) due 9/1/2040	1,672,000	1,774,778
	Enstar Group Ltd.,
[f]	4.50% due 3/10/2022	2,000,000	2,041,940
[f]	4.95% due 6/1/2029	5,835,000	6,699,689
	Equitable Financial Life Global Funding,
[e]	1.00% due 1/9/2026	3,000,000	2,954,670
[e]	1.40% due 8/27/2027	6,475,000	6,370,234
[e]	1.80% due 3/8/2028	2,219,000	2,202,757
[e]	F&G Global Funding, 1.75% due 6/30/2026	8,945,000	8,979,796
	Fairfax Financial Holdings Ltd.,
[e,f]	3.375% due 3/3/2031	1,520,000	1,586,941
[f]	4.625% due 4/29/2030	4,673,000	5,346,052
[f]	4.85% due 4/17/2028	3,000,000	3,450,930
[e,f]	Fidelis Insurance Holdings Ltd., 4.875% due 6/30/2030	4,409,000	4,451,944
[e]	Fidelity & Guaranty Life Holdings, Inc., 5.50% due 5/1/2025	3,000,000	3,445,380
	Fidelity National Financial, Inc.,
	2.45% due 3/15/2031	2,222,000	2,216,067
	3.40% due 6/15/2030	3,137,000	3,378,925
	First American Financial Corp., 4.00% due 5/15/2030	1,843,000	2,047,665
[e]	GA Global Funding Trust, 1.00% due 4/8/2024	2,825,000	2,831,526
	Infinity Property & Casualty Corp., 5.00% due 9/19/2022	1,826,000	1,915,145
	Mercury General Corp., 4.40% due 3/15/2027	2,438,000	2,752,648
[d,e]	Pacific Life Global Funding II, 0.664% (SOFR + 0.62%) due 6/4/2026	4,533,000	4,538,213
[e]	Protective Life Corp., 3.40% due 1/15/2030	4,902,000	5,215,875
	Reliance Standard Life Global Funding II,
[e]	2.75% due 5/7/2025 - 1/21/2027	6,420,000	6,766,757
[e]	3.85% due 9/19/2023	3,000,000	3,206,760
[e]	Sammons Financial Group, Inc., 4.45% due 5/12/2027	2,000,000	2,244,460
[e]	Security Benefit Global Funding, 1.25% due 5/17/2024	2,404,000	2,407,173
			104,395,050
	Materials — 2.6%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2021 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Chemicals — 0.8%
[e,f]	Consolidated Energy Finance S.A., 6.875% due 6/15/2025	$ 500,000	$ 509,140
[e,f]	NOVA Chemicals Corp., 4.875% due 6/1/2024	8,355,000	8,831,820
[e,f]	Nufarm Australia Ltd. / Nufarm Americas, Inc., 5.75% due 4/30/2026	8,463,000	8,690,401
	OCP S.A.,
[e,f]	3.75% due 6/23/2031	2,800,000	2,833,320
[e,f]	5.625% due 4/25/2024	4,710,000	5,189,996
[e]	Valvoline, Inc., 3.625% due 6/15/2031	1,368,000	1,367,535
	Containers & Packaging — 1.4%
[e,f]	Ardagh Metal Packaging Finance USA, LLC / Ardagh Metal Packaging Finance plc, 3.25% due 9/1/2028	6,660,000	6,660,666
	Ball Corp., 2.875% due 8/15/2030	7,300,000	7,159,329
	Graphic Packaging International, LLC,
[e]	3.50% due 3/15/2028 - 3/1/2029	8,150,000	8,193,572
	4.875% due 11/15/2022	7,780,000	8,127,144
[e]	Matthews International Corp., 5.25% due 12/1/2025	9,548,000	9,853,345
[e]	Sealed Air Corp., 4.00% due 12/1/2027	4,505,000	4,791,067
[e]	Silgan Holdings, Inc., 1.40% due 4/1/2026	6,169,000	6,105,089
	Metals & Mining — 0.4%
[f]	AngloGold Ashanti Holdings plc, 3.75% due 10/1/2030	6,614,000	6,866,390
[e]	Cleveland-Cliffs, Inc., 6.75% due 3/15/2026	6,430,000	6,929,675
[e]	Compass Minerals International, Inc., 6.75% due 12/1/2027	2,144,000	2,304,050
			94,412,539
	Media & Entertainment — 1.3%
	Media — 1.3%
	CCO Holdings, LLC / CCO Holdings Capital Corp.,
[e]	4.25% due 2/1/2031	6,548,000	6,673,656
[e]	4.75% due 3/1/2030	8,394,000	8,869,772
[e]	Sirius XM Radio, Inc., 3.875% due 8/1/2022	18,024,000	18,053,199
[e,f]	Telenet Finance Luxembourg Notes Sarl, 5.50% due 3/1/2028	12,000,000	12,612,240
			46,208,867
	Pharmaceuticals, Biotechnology & Life Sciences — 0.4%
	Biotechnology — 0.2%
	Royalty Pharma plc,
[e,f]	1.20% due 9/2/2025	4,086,000	4,051,351
[e,f]	1.75% due 9/2/2027	4,272,000	4,210,654
	Life Sciences Tools & Services — 0.1%
[e]	Avantor Funding, Inc. (EUR), 2.625% due 11/1/2025	2,000,000	2,428,179
	Pharmaceuticals — 0.1%
[a,b,i]	Atlas U.S. Royalty, LLC Participation Rights, Zero coupon due 3/15/2027	5,450,000	0
[e]	Bayer US Finance II, LLC, 4.25% due 12/15/2025	2,500,000	2,787,225
			13,477,409
	Real Estate — 1.2%
	Equity Real Estate Investment Trusts — 1.2%
	Crown Castle International Corp., 1.05% due 7/15/2026	10,029,000	9,811,772
[e]	Iron Mountain, Inc., 5.25% due 7/15/2030	8,085,000	8,561,611
	Retail Opportunity Investments Partnership L.P. (Guaranty: Retail Opportunity Investments Corp.), 5.00% due 12/15/2023	1,500,000	1,621,155
[e]	SBA Tower Trust, 1.631% due 11/15/2026	13,500,000	13,487,850
	Service Properties Trust,
	4.35% due 10/1/2024	2,295,000	2,315,081
	4.65% due 3/15/2024	900,000	916,092
	4.95% due 2/15/2027	2,850,000	2,835,835
	5.25% due 2/15/2026	700,000	708,568
	Vornado Realty L.P.,
	2.15% due 6/1/2026	1,151,000	1,167,563
	3.40% due 6/1/2031	957,000	986,801
	Real Estate Management & Development — 0.0%
[e]	Cushman & Wakefield US Borrower, LLC, 6.75% due 5/15/2028	1,825,000	1,973,318
			44,385,646
	Retailing — 0.5%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2021 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Internet & Direct Marketing Retail — 0.3%
[e,f]	B2W Digital Lux Sarl, 4.375% due 12/20/2030	$ 2,000,000	$ 2,004,100
[e]	Expedia Group, Inc., 6.25% due 5/1/2025	801,000	931,795
	MercadoLibre, Inc.,
	2.375% due 1/14/2026	4,760,000	4,792,130
	3.125% due 1/14/2031	2,800,000	2,751,336
	Specialty Retail — 0.2%
	Advance Auto Parts, Inc.,
	1.75% due 10/1/2027	1,792,000	1,776,965
	3.90% due 4/15/2030	4,000,000	4,472,440
			16,728,766
	Semiconductors & Semiconductor Equipment — 1.1%
	Semiconductors & Semiconductor Equipment — 1.1%
	Broadcom, Inc.,
	4.11% due 9/15/2028	2,104,000	2,365,380
	4.25% due 4/15/2026	1,046,000	1,172,984
	4.75% due 4/15/2029	2,686,000	3,124,543
	5.00% due 4/15/2030	2,175,000	2,570,850
[e]	Microchip Technology, Inc., 0.972% due 2/15/2024	5,137,000	5,136,024
	Micron Technology, Inc.,
	4.663% due 2/15/2030	1,186,000	1,380,789
	5.327% due 2/6/2029	2,031,000	2,456,210
	Qorvo, Inc.,
[e]	3.375% due 4/1/2031	6,367,000	6,627,347
	4.375% due 10/15/2029	5,128,000	5,593,058
	SK Hynix, Inc.,
[e,f]	1.00% due 1/19/2024	2,800,000	2,790,956
[e,f]	1.50% due 1/19/2026	4,400,000	4,349,840
	Skyworks Solutions, Inc., 1.80% due 6/1/2026	1,160,000	1,176,391
			38,744,372
	Software & Services — 3.3%
	Information Technology Services — 1.0%
	Block Financial, LLC, 2.50% due 7/15/2028	3,605,000	3,618,735
[f]	Genpact Luxembourg Sarl, 3.375% due 12/1/2024	6,586,000	7,040,368
[f]	Genpact Luxembourg Sarl/ Genpact USA, Inc., 1.75% due 4/10/2026	4,541,000	4,555,986
	Leidos, Inc., 2.30% due 2/15/2031	2,220,000	2,175,067
	Sabre GLBL, Inc.,
[e]	7.375% due 9/1/2025	2,757,000	2,996,914
[e]	9.25% due 4/15/2025	2,267,000	2,695,236
[e]	Science Applications International Corp., 4.875% due 4/1/2028	10,006,000	10,499,996
[e]	Wipro IT Services, LLC, 1.50% due 6/23/2026	3,953,000	3,944,778
	Interactive Media & Services — 0.1%
	Baidu, Inc.,
[f]	1.72% due 4/9/2026	2,149,000	2,173,176
[f]	4.375% due 5/14/2024	1,424,000	1,554,396
	Internet Software & Services — 0.3%
[e]	Arches Buyer, Inc., 4.25% due 6/1/2028	6,399,000	6,362,014
[e]	Twitter, Inc., 3.875% due 12/15/2027	4,458,000	4,735,689
	Software — 1.9%
	CDK Global, Inc.,
	4.875% due 6/1/2027	11,768,000	12,466,548
[e]	5.25% due 5/15/2029	460,000	501,791
[e]	Fair Isaac Corp., 4.00% due 6/15/2028	4,415,000	4,561,887
[e]	Infor, Inc., 1.75% due 7/15/2025	2,250,000	2,297,318
[e]	LogMeIn, Inc, 5.50% due 9/1/2027	857,000	888,435
	MSCI, Inc.,
[e]	3.875% due 2/15/2031	9,973,000	10,340,904
[e]	5.375% due 5/15/2027	3,750,000	3,996,487
[e,f]	Open Text Corp., 3.875% due 2/15/2028	7,761,000	7,886,185
	Oracle Corp.,
	1.65% due 3/25/2026	4,565,000	4,628,317
	2.30% due 3/25/2028	2,257,000	2,317,555

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2021 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[e]	PTC, Inc., 3.625% due 2/15/2025	$ 11,847,000	$ 12,200,751
	VMware, Inc., 4.50% due 5/15/2025	6,000,000	6,706,140
			121,144,673
	Technology Hardware & Equipment — 1.7%
	Communications Equipment — 0.4%
	Motorola Solutions, Inc., 2.30% due 11/15/2030	337,000	331,504
[f]	Telefonaktiebolaget LM Ericsson, 4.125% due 5/15/2022	13,803,000	14,200,250
	Electronic Equipment, Instruments & Components — 0.6%
[f]	Flex Ltd., 4.875% due 5/12/2030	4,671,000	5,419,668
	Ingram Micro, Inc., 5.45% due 12/15/2024	1,951,000	2,220,004
[e,f]	Sensata Technologies B.V., 4.875% due 10/15/2023	3,358,000	3,606,391
	Trimble, Inc., 4.75% due 12/1/2024	6,525,000	7,256,387
	Vontier Corp.,
[e]	1.80% due 4/1/2026	1,533,000	1,528,033
[e]	2.40% due 4/1/2028	1,095,000	1,087,018
	Technology Hardware, Storage & Peripherals — 0.7%
	Hewlett Packard Enterprise Co., 4.65% due 10/1/2024	1,900,000	2,111,926
	HP, Inc., 3.00% due 6/17/2027	6,500,000	6,966,245
[f]	Lenovo Group Ltd., 5.875% due 4/24/2025	10,993,000	12,480,793
	NetApp, Inc., 2.375% due 6/22/2027	2,666,000	2,798,393
			60,006,612
	Telecommunication Services — 2.5%
	Diversified Telecommunication Services — 0.9%
	Qwest Corp., 6.75% due 12/1/2021	15,706,000	16,097,236
	Videotron Ltd.,
[e,f]	5.125% due 4/15/2027	7,150,000	7,476,183
[e,f]	5.375% due 6/15/2024	6,000,000	6,584,880
[e,f]	Virgin Media Secured Finance plc, 5.50% due 5/15/2029	1,800,000	1,934,442
	Wireless Telecommunication Services — 1.6%
	America Movil SAB de C.V. (MXN), 6.45% due 12/5/2022	45,000,000	2,259,684
	Digicel International Finance Ltd./Digicel international Holdings Ltd.,
[e,f]	8.00% due 12/31/2026	1,111,755	1,086,429
[e,f]	8.75% due 5/25/2024	4,866,916	5,069,727
[e,f]	MTN Mauritius Investment Ltd., 4.755% due 11/11/2024	4,125,000	4,406,779
[e,f]	SK Telecom Co. Ltd., 3.75% due 4/16/2023	3,000,000	3,160,260
	Sprint Communications, Inc., 9.25% due 4/15/2022	20,251,000	21,521,750
	T-Mobile USA, Inc.,
	3.375% due 4/15/2029	5,540,000	5,728,637
[e]	3.375% due 4/15/2029	4,550,000	4,700,833
	5.375% due 4/15/2027	3,690,000	3,929,924
[e,f]	Vmed O2 UK Financing I plc, 4.25% due 1/31/2031	7,818,000	7,690,098
			91,646,862
	Transportation — 0.3%
	Airlines — 0.3%
	American Airlines Pass Through Trust,
	Series 2013-2 Class A, 4.95% due 7/15/2024	1,697,385	1,699,881
	Series 2016-3 Class B, 3.75% due 4/15/2027	897,855	862,444
[e]	British Airways Pass Through Trust, Series 20-1A Class PPT, 4.25% due 5/15/2034	1,110,094	1,190,486
[e,f]	Pegasus Hava Tasimaciligi AS, 9.25% due 4/30/2026	4,283,000	4,501,347
	US Airways Pass Through Trust,
	Series 2010-1 Class A, 6.25% due 10/22/2024	708,816	724,339
	Series 2012-1 Class A, 5.90% due 4/1/2026	973,103	1,022,420
	Series 2013-1 Class B, 5.375% due 5/15/2023	1,814,211	1,819,363
			11,820,280
	Utilities — 3.5%
	Electric Utilities — 2.6%
	AEP Texas, Inc., 2.10% due 7/1/2030	4,500,000	4,418,325
[e,f]	AES Andres B.V., 5.70% due 5/4/2028	6,667,000	6,910,012
[e]	Alexander Funding Trust, 1.841% due 11/15/2023	9,000,000	9,157,770
[e]	Alliant Energy Finance, LLC, 1.40% due 3/15/2026	1,500,000	1,480,830
	Appalachian Power Co., Series AA, 2.70% due 4/1/2031	4,705,000	4,865,535

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2021 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Black Hills Corp., 2.50% due 6/15/2030	$ 1,000,000	$ 1,020,060
[d]	CenterPoint Energy, Inc., 0.684% (SOFR + 0.65%) due 5/13/2024	2,500,000	2,503,500
[e,f]	Colbun S.A., 3.15% due 3/6/2030	2,800,000	2,866,248
[e,f]	Comision Federal de Electricidad, 3.348% due 2/9/2031	6,750,000	6,697,282
[e,f]	Enel Finance International N.V., 4.625% due 9/14/2025	4,057,000	4,605,871
	Entergy Texas, Inc., 3.45% due 12/1/2027	3,000,000	3,243,180
[e]	Mid-Atlantic Interstate Transmission, LLC, 4.10% due 5/15/2028	945,000	1,062,511
[e]	Midland Cogeneration Venture L.P., 6.00% due 3/15/2025	537,966	546,579
[e]	Monongahela Power Co., 3.55% due 5/15/2027	3,305,000	3,641,680
	NextEra Energy Capital Holdings, Inc., 0.65% due 3/1/2023	10,000,000	10,034,600
	Pacific Gas and Electric Co.,
	1.367% due 3/10/2023	3,318,000	3,318,332
	1.75% due 6/16/2022	5,817,000	5,815,662
[d]	PPL Electric Utilities Corp., 0.38% (SOFR + 0.33%) due 6/24/2024	3,560,000	3,562,528
	Puget Energy, Inc.,
[e]	2.379% due 6/15/2028	2,980,000	3,010,158
	4.10% due 6/15/2030	1,950,000	2,187,100
	Southern Co., 3.25% due 7/1/2026	6,725,000	7,295,616
[e]	Toledo Edison Co. (The), 2.65% due 5/1/2028	4,720,000	4,845,930
[e,f]	Transelec S.A., 4.625% due 7/26/2023	1,753,000	1,876,832
	Gas Utilities — 0.9%
[d]	CenterPoint Energy Resources Corp., 0.631% (LIBOR 3 Month + 0.50%) due 3/2/2023	2,196,000	2,196,395
[e,f]	ENN Clean Energy International Investment Ltd., 3.375% due 5/12/2026	9,524,000	9,711,432
[d,g]	ONE Gas, Inc., 0.735% (LIBOR 3 Month + 0.61%) due 3/11/2023	11,175,000	11,177,012
[e,f]	Rockpoint Gas Storage Canada Ltd., 7.00% due 3/31/2023	9,476,000	9,693,285
			127,744,265
	Total Corporate Bonds (Cost $1,526,501,184)		1,557,986,136
	Convertible Bonds — 1.0%
	Consumer Durables & Apparel — 0.2%
	Leisure Products — 0.2%
[e]	Peloton Interactive, Inc., Zero coupon due 2/15/2026	4,705,000	4,564,932
			4,564,932
	Diversified Financials — 0.5%
	Diversified Financial Services — 0.3%
	EZCORP, Inc.,
	2.375% due 5/1/2025	13,431,000	11,861,588
	2.875% due 7/1/2024	215,000	208,380
	Mortgage Real Estate Investment Trusts — 0.2%
	Chimera Investment Corp., 7.00% due 4/1/2023	2,758,000	6,470,599
			18,540,567
	Media & Entertainment — 0.3%
	Media — 0.3%
	Comcast Holdings Corp. (Guaranty: Comcast Corp.), 2.00% due 10/15/2029	18,000,000	11,366,640
			11,366,640
	Total Convertible Bonds (Cost $29,172,399)		34,472,139
	Long-Term Municipal Bonds — 0.4%
	California Health Facilities Financing Authority, 7.875% due 2/1/2026	1,940,000	1,952,164
	City of Chicago IL GO, Series B, 7.045% due 1/1/2029	2,580,000	2,987,924
	City of Detroit GO,
	Series B
	1.817% due 4/1/2022	655,000	656,395
	2.017% due 4/1/2023	275,000	272,998
	2.189% due 4/1/2024	275,000	272,580
	2.511% due 4/1/2025	465,000	462,796
	New Jersey Transportation Trust Fund Authority,
	2.551% due 6/15/2023	2,115,000	2,150,405
	2.631% due 6/15/2024	1,565,000	1,602,184
	New York Transportation Development Corp., 4.248% due 9/1/2035	3,510,000	3,839,097

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2021 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	West Contra Costa USD GO, 2.612% due 8/1/2032	$ 980,000	$ 1,005,353
	Total Long-Term Municipal Bonds (Cost $14,390,991)		15,201,896
	Other Government — 0.7%
[e,f]	Finance Department Government of Sharjah, 3.625% due 3/10/2033	12,382,000	12,508,544
	Indonesia Treasury Bond (IDR),
	7.50% due 5/15/2038 - 4/15/2040	80,985,000,000	5,722,214
	8.375% due 4/15/2039	44,919,000,000	3,425,244
[e,f]	Oman Government International Bond, Series 144A 6.75% due 10/28/2027	3,800,000	4,258,318
	Total Other Government (Cost $25,622,782)		25,914,320
	U.S. Treasury Securities — 1.7%
	United States Treasury Notes,
	0.625%, 8/15/2030	41,923,000	39,066,995
	0.875%, 11/15/2030	13,704,000	13,033,789
	United States Treasury Notes Inflationary Index, 0.125%, 1/15/2030	6,744,985	7,406,314
	Total U.S. Treasury Securities (Cost $62,071,680)		59,507,098
	U.S. Government Agencies — 0.1%
[c,d,e]	Farm Credit Bank of Texas, Series 4 5.70% (5-Yr. CMT + 5.42%), 9/15/2025	3,835,000	4,160,975
	Total U.S. Government Agencies (Cost $3,835,000)		4,160,975
	Mortgage Backed — 13.7%
[d,e]	Angel Oak Mortgage Trust, LLC, Whole Loan Securities Trust CMO, Series 2018-2 Class A1, 3.674% due 7/27/2048	523,368	523,368
	Arroyo Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2019-1 Class A1, 3.805% due 1/25/2049	1,888,274	1,917,099
[d,e]	Series 2019-3 Class A1, 2.962% due 10/25/2048	3,854,402	3,917,226
[d,e]	Series 2021-1R Class A1, 1.175% due 10/25/2048	6,500,000	6,508,011
[d]	Bear Stearns ARM Trust, Whole Loan Securities Trust CMO, Series 2003-6 Class 2B1, 2.711% due 8/25/2033	34,051	34,051
[e]	Bravo Residential Funding Trust, Whole Loan Securities Trust CMO, Series 2019-1 Class A1C, 3.50% due 3/25/2058	3,201,930	3,280,878
[d,e]	Bunker Hill Loan Depositary Trust, Whole Loan Securities Trust CMO, Series 2020-1 Class B1, 5.122% due 2/25/2055	3,500,000	3,696,490
[d,e]	Cascade MH Asset Trust, Whole Loan Securities Trust CMO, Series 2021-MH1 Class B3, due 2/25/2046	1,936,119	1,820,911
[e]	CFMT Issuer Trust, Whole Loan Securities Trust CMO, Series 2021-GRN1 Class A, 1.10% due 3/20/2041	2,484,579	2,481,419
	Chase Home Lending Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2019-1 Class B4, 3.945% due 3/25/2050	749,905	768,868
[d,e]	Series 2019-1 Class B5, 3.945% due 3/25/2050	377,152	366,054
[d,e]	Series 2019-1 Class B6, due 3/25/2050	596,830	344,131
[d,e]	Chase Mortgage Finance Corp., Whole Loan Securities Trust CMO, Series 2016-SH2 Class M4, 3.708% due 12/25/2045	1,384,607	1,424,319
	CIM Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 18-INV1 Class A4, 4.00% due 8/25/2048	458,509	467,130
[d,e,h]	Series 2020-J1 Class AIO1, 0.47% due 7/25/2050	29,258,116	259,780
[d,e,h]	Series 2020-J1 Class AIO2, 0.50% due 7/25/2050	26,095,661	267,501
[d,e,h]	Series 2020-J1 Class AIOS, 0.20% due 6/25/2050	32,598,680	141,563
[d,e]	Series 2020-J1 Class B4, 3.47% due 7/25/2050	355,027	343,353
[d,e]	Series 2020-J1 Class B5, 3.47% due 7/25/2050	177,514	158,333
[d,e]	Series 2020-J1 Class B6, 3.47% due 7/25/2050	325,435	192,584
[d,e,h]	Series 2020-J2 Class AX1, 0.29% due 1/25/2051	139,780,915	984,519
[d,e,h]	Series 2020-J2 Class AXS, 0.21% due 1/25/2051	147,069,262	774,849
[d,e]	Series 2020-J2 Class B4, 2.79% due 1/25/2051	491,000	333,057
[d,e]	Series 2020-J2 Class B5, 2.79% due 1/25/2051	164,000	107,954
[d,e]	Series 2020-J2 Class B6, 2.79% due 1/25/2051	654,523	218,417
	Citigroup Mortgage Loan Trust, Inc., Whole Loan Securities Trust CMO,
[d]	Series 2004-HYB2 Class B1, 2.612% due 3/25/2034	31,947	31,947
[d,e]	Series 2014-A Class A, 4.00% due 1/25/2035	660,592	695,158
[d,e]	Series 2019-IMC1 Class B1, 3.97% due 7/25/2049	1,500,000	1,524,401
[d,e]	Series 2020-EXP1 Class B1, 4.467% due 5/25/2060	1,180,900	1,178,868
[d,e]	Series 2020-EXP1 Class B2, 4.467% due 5/25/2060	770,600	678,064
[d,e]	Series 2020-EXP1 Class B3, 4.467% due 5/25/2060	386,242	207,171
[e,h]	Series 2020-EXP1 Class XS, 0.01% due 5/25/2060	58,342,225	557,577
[d,e,h]	Series 2020-EXP2 Class A3IW, 1.072% due 8/25/2050	30,262,924	526,000
[d,e,h]	Series 2020-EXP2 Class A4IW, 1.072% due 8/25/2050	3,274,456	56,913

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2021 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[d,e]	Series 2020-EXP2 Class B5, 3.572% due 8/25/2050	$ 150,229	$ 127,729
[d,e]	Series 2020-EXP2 Class B6, 3.572% due 8/25/2050	364,769	206,690
	Citigroup Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[d,e,h]	Series 2021-J1 Class A5IX, 0.118% due 4/25/2051	137,125,787	591,890
[d,e,h]	Series 2021-J1 Class AIOS, 0.23% due 4/25/2051	137,609,885	1,400,332
[d,e]	Series 2021-J1 Class B4, 2.618% due 4/25/2051	374,335	260,025
[d,e]	Series 2021-J1 Class B5, 2.618% due 4/25/2051	614,908	346,386
[d,e]	Series 2021-J1 Class B6, 2.618% due 4/25/2051	453,444	155,630
[d,e,h]	Series 2021-J2 Class A4I2, 0.18% due 7/25/2051	43,434,000	352,901
[d,e,h]	Series 2021-J2 Class A5IX, 0.101% due 7/25/2051	396,709,000	1,611,630
[d,e,h]	Series 2021-J2 Class AIOS, due 7/25/2051	415,620,350	1,558,576
[a,d,e]	Series 2021-J2 Class B4, 2.781% due 7/25/2051	2,286,000	1,623,801
[a,d,e]	Series 2021-J2 Class B5, 2.781% due 7/25/2051	623,000	365,904
[a,d,e]	Series 2021-J2 Class B6, 2.781% due 7/25/2051	1,247,350	458,531
	COMM Mortgage Trust, CMBS, Series 2015-DC1 Class A4, 3.078% due 2/10/2048	4,810,000	5,054,265
	CSMC Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2013-HYB1 Class B3, 2.924% due 4/25/2043	2,695,421	2,777,214
[d,e,h]	Series 2021-AFC1 Class AIOS, 0.25% due 3/25/2056	86,785,297	558,993
[d,e]	Series 2021-AFC1 Class B3, 4.413% due 3/25/2056	146,228	139,533
[d,e,h]	Series 2021-AFC1 Class XS, 3.439% due 3/25/2056	87,983,889	5,497,823
[d,e]	Series 2021-NQM3 Class A1, 1.015% due 4/25/2066	4,854,034	4,846,058
[d,e]	Series 2021-NQM3 Class B2, 4.128% due 4/25/2066	2,650,000	2,639,788
[d,e]	Deephaven Residential Mortgage Trust, Whole Loan Securities Trust CMO, Series 2021-1 Class A1, 0.715% due 5/25/2065	2,597,554	2,569,407
	Ellington Financial Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2019-2 Class A1, 2.739% due 11/25/2059	2,998,168	3,035,212
[d,e]	Series 2021-2 Class A1, 0.931% due 6/25/2066	4,917,616	4,906,025
[d,h]	Federal Home Loan Mtg Corp., Multifamily Structured Pass Through Certificates CMBS, Series KIR1 Class X, 1.196% due 3/25/2026	34,755,348	1,533,759
	Federal Home Loan Mtg Corp., Seasoned Credit Risk Transfer, Whole Loan Securities Trust CMO, Series 2020-2 Class MA, 2.00% due 11/25/2059	4,928,171	4,989,964
	Federal Home Loan Mtg Corp., UMBS Collateral,
	Pool QN2877, 2.00% due 7/1/2035	7,990,307	8,243,761
	Pool RC1535, 2.00% due 8/1/2035	16,932,323	17,477,897
	Pool RC1826, 2.00% due 2/1/2036	14,511,018	14,978,575
[k]	Pool RD5063, 2.00% due 7/1/2031	12,020,372	12,454,303
	Pool SB0308, 2.50% due 1/1/2035	14,978,969	15,805,098
	Pool SB0448, 2.00% due 11/1/2035	20,382,707	21,154,634
	Pool SB0464, 2.50% due 1/1/2036	57,938,900	61,312,331
	Pool ZS7942, 3.00% due 2/1/2033	13,802,389	14,688,978
	Pool ZS8034, 3.00% due 6/1/2033	8,931,582	9,522,466
	Federal Home Loan Mtg Corp., Whole Loan Securities Trust CMO,
[d,e]	Series 2017-SC01 Class M1, 3.611% due 12/25/2046	900,361	909,424
[d,e]	Series 2017-SC02 Class M1, 3.847% due 5/25/2047	236,840	238,544
	Federal National Mtg Assoc., CMO REMIC, Series 1994-37 Class L, 6.50% due 3/25/2024	436	463
	Federal National Mtg Assoc., UMBS Collateral,
	Pool BP8943, 2.00% due 7/1/2035	8,907,105	9,189,648
	Pool FM7615, 2.00% due 6/1/2036	10,885,926	11,302,828
	Pool FM7616, 2.00% due 6/1/2036	8,951,615	9,276,629
	Pool MA4279, 2.00% due 3/1/2036	16,431,311	16,957,887
[k]	Pool MA4368, 2.00% due 6/1/2031	8,913,773	9,235,517
	First Republic Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e,h]	Series 2020-1 Class A2IO, 1.24% due 4/25/2050	182,419,069	4,265,359
[d,e]	Series 2020-1 Class B3, 2.88% due 4/25/2050	1,420,804	1,267,216
[d,e]	Series 2020-1 Class B4, 2.88% due 4/25/2050	1,325,000	1,219,377
[d,e]	Series 2020-1 Class B5, 2.88% due 4/25/2050	470,000	374,663
[d,e]	Series 2020-1 Class B6, 2.88% due 4/25/2050	755,000	468,505
	Flagstar Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2017-1 Class 2A2, 3.00% due 3/25/2047	688,396	698,501
[d,e]	Series 2018-3 Class B4, 4.48% due 5/25/2048	5,561,468	5,643,726
[d,e]	Series 2019-2 Class B3, 4.104% due 12/25/2049	3,771,930	3,977,687
[d,e,h]	Series 2020-2 Class AX1, 0.731% due 8/25/2050	52,901,407	708,567
[d,e,h]	Series 2020-2 Class AX2, 0.50% due 8/25/2050	9,065,884	86,963
[d,e]	Series 2020-2 Class B4, 3.731% due 8/25/2050	215,521	208,210
[d,e]	Series 2020-2 Class B5, 3.731% due 8/25/2050	643,612	616,763
[d,e]	Series 2020-2 Class B6C, 3.602% due 8/25/2050	860,264	579,249
[d,e]	FREMF Mortgage Trust, CMBS, Series 2016-KF24 Class B, 5.086% (LIBOR 1 Month + 5.00%) due 10/25/2026	363,162	370,374

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2021 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[d,e]	Galton Funding Mortgage Trust, Whole Loan Securities Trust CMO, Series 2018-1 Class A43, 3.50% due 11/25/2057	$ 80,145	$ 80,299
[d,e]	GCAT LLC, Whole Loan Securities Trust CMO, Series 2019-NQM1 Class A1, 2.985% due 2/25/2059	2,747,059	2,747,059
	GCAT Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2019-NQM2 Class A1, 2.855% due 9/25/2059	2,667,772	2,676,987
[d,e]	Series 2019-NQM3 Class A1, 2.686% due 11/25/2059	1,952,375	1,993,952
[d,e]	Series 2021-CM1 Class A, 1.469% due 4/25/2065	5,084,568	5,074,634
	GS Mortgage-Backed Securities Corp. Trust, Whole Loan Securities Trust CMO,
[d,e,h]	Series 2020-PJ3 Class A11X, 3.50% due 10/25/2050	5,224,289	406,718
[d,e,h]	Series 2020-PJ3 Class AIOS, 0.20% due 10/25/2050	175,253,108	871,516
[d,e,h]	Series 2020-PJ3 Class AX1, 0.109% due 10/25/2050	154,978,335	210,848
[d,e,h]	Series 2020-PJ3 Class AX2, 0.50% due 10/25/2050	14,455,349	169,868
[d,e,h]	Series 2020-PJ3 Class AX4, 0.35% due 10/25/2050	14,258,239	117,931
	GS Mortgage-Backed Securities Trust, Whole Loan Securities Trust CMO,
[d,e,h]	Series 2020-INV1 Class A11X, 3.487% due 10/25/2050	1,661,870	89,985
[d,e,h]	Series 2020-INV1 Class A12X, 2.989% due 10/25/2050	19,898,411	924,066
[d,e,h]	Series 2020-INV1 Class AIOS, 0.19% due 10/25/2050	92,678,714	439,362
[d,e,h]	Series 2020-INV1 Class AX1, due 10/25/2050	71,944,984	719
[d,e,h]	Series 2020-INV1 Class AX2, 0.489% due 10/25/2050	3,586,141	29,620
[d,e,h]	Series 2020-INV1 Class AX4, 0.947% due 10/25/2050	3,860,437	63,811
[d,e]	Series 2020-INV1 Class B4, 3.936% due 10/25/2050	1,320,156	1,364,640
[d,e]	Series 2020-INV1 Class B5, 3.936% due 10/25/2050	1,320,156	1,242,441
[d,e]	Series 2020-INV1 Class B6, 3.936% due 10/25/2050	3,031,019	2,200,489
[d,e,h]	Series 2020-INV1 Class BX, 0.436% due 10/25/2050	15,062,541	259,627
	Homeward Opportunities Fund I Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2018-2 Class A1, 3.985% due 11/25/2058	5,430,257	5,508,390
[d,e]	Series 2019-2 Class B1, 4.087% due 9/25/2059	7,764,000	7,781,574
	JPMorgan Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2015-4 Class B4, 3.585% due 6/25/2045	1,051,663	1,060,926
[d,e]	Series 2016-5 Class B4, 2.507% due 12/25/2046	1,630,300	1,526,329
[d,e]	Series 2016-5 Class B5, 2.507% due 12/25/2046	1,235,600	941,866
[d,e]	Series 2017-5 Class B6, 3.091% due 10/26/2048	2,920,089	2,226,809
[d,e]	Series 2019-8 Class B4, 4.235% due 3/25/2050	3,510,899	3,558,675
[d,e,h]	Series 2020-3 Class AX1, 0.194% due 8/25/2050	23,158,896	60,704
[d,e,h]	Series 2020-4 Class A11X, 5.158% (5.25% - LIBOR 1 Month) due 11/25/2050	4,483,040	332,954
[d,e,h]	Series 2020-4 Class A3X, 0.50% due 11/25/2050	20,323,113	144,883
[d,e,h]	Series 2020-4 Class A4X, 0.50% due 11/25/2050	1,807,511	1,706
[d,e,h]	Series 2020-4 Class AX1, 0.192% due 11/25/2050	75,066,257	161,978
[d,e,h]	Series 2020-4 Class AX3, 3.50% due 11/25/2050	2,076,768	103,636
[d,e,h]	Series 2020-4 Class AX4, 0.55% due 11/25/2050	4,793,117	37,587
[d,e]	Series 2020-4 Class B4, 3.742% due 11/25/2050	1,361,865	1,362,264
[d,e]	Series 2020-4 Class B5, 3.742% due 11/25/2050	628,026	596,717
[d,e]	Series 2020-4 Class B6, 3.742% due 11/25/2050	1,069,000	842,261
[d,e,h]	Series 2020-7 Class A3X, 0.50% due 1/25/2051	14,715,576	143,820
[d,e,h]	Series 2020-7 Class AX1, 0.198% due 1/25/2051	69,977,956	220,494
[d,e,h]	Series 2020-7 Class AX3, 3.50% due 1/25/2051	4,805,928	325,872
[d,e,h]	Series 2020-7 Class AX4, 0.40% due 1/25/2051	4,496,613	30,905
[d,e]	Series 2020-7 Class B4, 3.598% due 1/25/2051	647,489	632,615
[d,e]	Series 2020-7 Class B5, 3.598% due 1/25/2051	451,668	393,542
[d,e]	Series 2020-7 Class B6, 3.598% due 1/25/2051	588,631	356,495
[d,e]	Series 2020-LTV1 Class B3A, 3.877% due 6/25/2050	2,831,223	2,991,367
[d,e]	JPMorgan Wealth Management, Whole Loan Securities Trust CMO, Series 2021-CL1 Class M1, 1.318% (SOFR30A + 1.30%) due 3/25/2051	6,312,985	6,319,569
[d]	Merrill Lynch Mortgage Investors Trust, Whole Loan Securities Trust CMO, Series 2004-A4 Class M1, 2.729% due 8/25/2034	75,876	77,236
[d,e]	Metlife Securitization Trust, Whole Loan Securities Trust CMO, Series 2019-1A Class A1A, 3.75% due 4/25/2058	1,060,969	1,093,600
[d,e]	MFA Trust, Whole Loan Securities Trust CMO, Series 2020-NQM3 Class M1, 2.654% due 1/26/2065	800,000	808,723
	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2017-3A Class A1, 4.00% due 4/25/2057	1,540,049	1,648,264
[d,e]	Series 2017-4A Class A1, 4.00% due 5/25/2057	1,340,227	1,426,625
[d,e]	Series 2017-5A Class A1, 1.592% (LIBOR 1 Month + 1.50%) due 6/25/2057	859,025	870,038
[d,e]	Series 2017-6A Class A1, 4.00% due 8/27/2057	670,530	717,261
[d,e]	Series 2018-1A Class A1A, 4.00% due 12/25/2057	1,246,423	1,334,873
[d,e]	Series 2020-NQM1 Class B2, 4.525% due 1/26/2060	1,214,000	1,224,366
[d,e]	Onslow Bay Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2021-NQM2 Class A1, 1.101% due 5/25/2061	10,000,000	9,998,568
[a,e]	Saluda Grade Alternative Mortgage Grade, Whole Loan Securities Trust CMO, Series 2020-FIG1 Class C, 0.01% due 9/25/2050	11,461,371	1,402,895
	Seasoned Loans Structured Transaction Trust, Whole Loan Securities Trust CMO, Series 2020-2 Class A1C, 2.00% due 9/25/2030	9,722,505	9,977,862

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2021 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Sequoia Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2015-4 Class B4, 3.159% due 11/25/2030	$ 1,686,000	$ 1,772,550
[d,e]	Series 2016-3 Class B3, 3.66% due 11/25/2046	3,342,660	3,429,045
[d,e]	Series 2017-7 Class B3, 3.742% due 10/25/2047	1,459,323	1,516,327
[d,e]	Series 2018-7 Class B4, 4.217% due 9/25/2048	1,802,000	1,859,396
	SG Residential Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2019-3 Class A1, 2.703% due 9/25/2059	1,481,772	1,497,334
[d,e,h]	Series 2019-3 Class AIOS, 0.375% due 9/25/2059	35,201,505	138,504
[d,e]	Series 2019-3 Class B2, 5.663% due 9/25/2059	1,978,000	1,936,583
[d,e]	Series 2019-3 Class B3, 5.931% due 9/25/2059	842,000	552,699
[e]	Series 2019-3 Class XS1, 0.01% due 9/25/2059	35,103,418	412,469
[e]	Series 2019-3 Class XS2, 0.01% due 9/25/2059	37,338,380	126,685
[d,e]	Series 2020-2 Class A3, 1.895% due 5/25/2065	3,234,859	3,229,059
[d,e]	Shellpoint Co-Originator Trust, Whole Loan Securities Trust CMO, Series 2016-1 Class B4, 3.623% due 11/25/2046	3,253,405	3,316,012
	Spruce Hill Mortgage Loan Trust, Inc., Whole Loan Securities Trust CMO,
[d,e]	Series 2019-SH1 Class B1, 4.992% due 4/29/2049	2,500,000	2,500,000
[d,e]	Series 2020-SH1 Class A1, 2.521% due 1/28/2050	2,738,930	2,778,906
	Starwood Mortgage Residential Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2018-IMC2 Class B1, 5.669% due 10/25/2048	1,909,000	1,943,725
[d,e]	Series 2019-1 Class B1, 4.766% due 6/25/2049	2,629,000	2,629,000
	TIAA Bank Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2018-2 Class B3, 3.783% due 7/25/2048	2,698,667	2,816,822
[d,e]	Series 2018-2 Class B4, 3.783% due 7/25/2048	2,040,000	1,905,942
	Verus Securitization Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2019-3 Class A1, 2.784% due 7/25/2059	2,402,170	2,429,904
[d,e]	Series 2019-3 Class B1, 4.043% due 7/25/2059	300,000	306,460
[d,e]	Series 2019-4 Class B1, 3.86% due 11/25/2059	3,250,000	3,331,485
[d,e]	Series 2019-INV3 Class B2, 4.791% due 11/25/2059	1,385,000	1,395,687
[d,e]	Series 2020-1 Class B1, 3.624% due 1/25/2060	1,500,000	1,519,268
[d,e]	Series 2020-2 Class B1, 5.36% due 5/25/2060	2,225,000	2,353,141
[d,e]	Series 2020-INV1 Class B1, 5.75% due 3/25/2060	875,000	930,805
[d,e]	Series 2020-INV1 Class B2, 6.00% due 3/25/2060	1,416,000	1,471,494
[d,e]	Series 2021-R1 Class B2, 4.199% due 10/25/2063	1,125,000	1,129,960
	Vista Point Securitization Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2020-1 Class B1, 5.375% due 3/25/2065	2,625,000	2,740,752
[d,e]	Series 2020-1 Class B2, 5.375% due 3/25/2065	4,473,000	4,472,077
[d,e]	Series 2020-2 Class A2, 1.986% due 4/25/2065	3,540,704	3,588,477
	Wells Fargo Commercial Mortgage Trust, CMBS, Series 2016-C34 Class A2, 2.603% due 6/15/2049	5,627,502	5,708,563
	WFRBS Commercial Mortgage Trust, CMBS, Series 2012-C7 Class A2, 3.431% due 6/15/2045	1,000,000	1,017,442
	Total Mortgage Backed (Cost $491,084,192)		493,595,567
	Loan Participations — 4.7%
	Capital Goods — 0.4%
	Aerospace & Defense — 0.4%
[l]	Boeing Co., 1.369% (LIBOR 3 Month + 1.25%) due 2/7/2022	13,824,268	13,801,873
[l]	Spirit Aerosystems, Inc., 6.00% (LIBOR 1 Month + 5.25%) due 1/15/2025	248,750	250,098
			14,051,971
	Commercial & Professional Services — 0.5%
	Professional Services — 0.5%
[l]	Harland Clarke Holdings Corp., 5.75% (LIBOR 3 Month + 4.75%) due 11/3/2023	4,971,052	4,439,796
[l]	Par Pacific Holdings, Inc., 6.936% (LIBOR 3 Month + 6.75%) due 1/12/2026	4,363,734	4,331,006
[l]	R.R. Donnelley & Sons Co., 5.104% (LIBOR 1 Month + 5.00%) due 1/15/2024	818,182	816,136
[l]	RGIS Services, LLC, 8.50% (LIBOR 1 Month + 7.50%) due 6/25/2025	775,739	791,254
[f,l]	Titan Acquisition Co., Ltd., 4.147% (LIBOR 3 Month + 4.00%) due 5/1/2026	8,225,290	8,199,627
			18,577,819
	Consumer Services — 0.2%
	Hotels, Restaurants & Leisure — 0.2%
[l]	SeaWorld Parks & Entertainment, Inc., 3.75% (LIBOR 1 Month + 3.00%) due 3/31/2024	3,445,025	3,419,188
[l,m]	TKC Holdings, Inc., 6.50% (LIBOR 3 Month + 5.50%) due 5/3/2028	4,716,000	4,624,651
			8,043,839
	Energy — 0.1%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2021 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Oil, Gas & Consumable Fuels — 0.1%
[l]	Citgo Holding, Inc., 8.00% (LIBOR 3 Month + 7.00%) due 8/1/2023	$ 4,064,700	$ 4,028,118
			4,028,118
	Food, Beverage & Tobacco — 0.1%
	Food Products — 0.1%
[l]	Post Holdings, Inc., 4.75% (LIBOR 1 Month + 4.00%) due 10/21/2024	2,240,921	2,254,657
[l]	UTZ Quality Foods, LLC, 3.104% (LIBOR 1 Month + 3.00%) due 1/20/2028	497,500	496,699
			2,751,356
	Health Care Equipment & Services — 0.6%
	Health Care Equipment & Supplies — 0.2%
[l]	Avantor Funding, Inc., 3.00% (LIBOR 1 Month + 2.00%) due 11/21/2024	4,659,758	4,655,890
	Health Care Providers & Services — 0.4%
[l]	Change Healthcare Holdings LLC, 3.50% (LIBOR 1 Month + 2.50%) due 3/1/2024	15,333,539	15,313,606
			19,969,496
	Household & Personal Products — 0.2%
	Household Durables — 0.0%
[l]	Spectrum Brands, Inc., 2.50% (LIBOR 3 Month + 2.00%) due 3/3/2028	995,000	990,025
	Household Products — 0.2%
[l]	Energizer Holdings, Inc., 2.75% (LIBOR 1 Month + 2.25%) due 12/22/2027	5,615,925	5,597,673
			6,587,698
	Media & Entertainment — 0.3%
	Media — 0.3%
[l]	ABG Intermediate Holdings 2 LLC, 6.25% (LIBOR 3 Month + 5.25%) due 9/27/2024	5,372,403	5,372,403
[l]	CSC Holdings, LLC, 2.323% (LIBOR 1 Month + 2.25%) due 7/17/2025	7,228,527	7,120,099
			12,492,502
	Real Estate — 0.1%
	Equity Real Estate Investment Trusts — 0.1%
[l]	CoreCivic, Inc., 5.50% (LIBOR 1 Month + 4.50%) due 12/18/2024	2,737,500	2,654,390
	Real Estate Management & Development — 0.0%
[l]	Railworks, LLC, 6.50% (LIBOR 3 Month + 5.50%) due 12/8/2027	1,969,679	1,972,141
			4,626,531
	Semiconductors & Semiconductor Equipment — 0.2%
	Information Technology Services — 0.2%
[l]	Xperi Corporation, 3.581% (LIBOR 1 Month + 3.50%) due 6/2/2025	7,230,495	7,210,611
			7,210,611
	Software & Services — 1.3%
	Internet Software & Services — 0.4%
[l]	Dun & Bradstreet Corporation (The), 3.345% (LIBOR 1 Month + 3.25%) due 2/6/2026	13,809,644	13,738,386
	Software — 0.9%
[l]	LogMeIn, Inc., 4.827% (LIBOR 1 Month + 4.75%) due 8/31/2027	7,409,430	7,395,574
[l]	Sabre GLBL, Inc., 4.75% (LIBOR 1 Month + 4.00%) due 12/17/2027	932,315	936,977
[m]	Salesforce.com, Inc., due 12/23/2023	18,000,000	17,955,000
[l]	Sophia, L.P., 4.50% (LIBOR 3 Month + 3.75%) due 10/7/2027	5,038,680	5,039,738
			45,065,675
	Technology Hardware & Equipment — 0.2%
	Technology Hardware, Storage & Peripherals — 0.2%
[l]	Western Digital Corporation, 1.591% (LIBOR 1 Month + 1.50%) due 2/27/2023	5,634,287	5,623,751
			5,623,751
	Telecommunication Services — 0.4%
	Diversified Telecommunication Services — 0.4%
[l]	Colorado Buyer, Inc., 8.25% (LIBOR 3 Month + 7.25%) due 5/1/2025	3,000,000	2,966,250
	Intelsat Jackson Holdings S.A.,
[f,l]	6.50% (LIBOR 3 Month + 5.50%), due 7/13/2022	1,473,571	1,481,867
[f,l]	8.75% (PRIME + 5.50%), due 1/2/2024	9,800,000	9,965,424
			14,413,541

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2021 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Utilities — 0.1%
	Electric Utilities — 0.1%
[l]	Pacific Gas and Electric Company, 2.327% (LIBOR 1 Month + 2.25%) due 1/3/2022	$ 5,200,000	$ 5,122,000
			5,122,000
	Total Loan Participations (Cost $166,673,300)		168,564,908
	Short-Term Investments — 12.8%
	Egypt Treasury Bills (EGP), 12.20% due 2/1/2022	15,000,000	886,276
	Egypt Treasury Bills (EGP), 12.98% due 6/21/2022	251,203,000	14,155,877
	Egypt Treasury Bills (EGP), 13.028% due 5/10/2022	48,300,000	2,757,793
[n]	Thornburg Capital Management Fund	44,484,336	444,843,364
	Total Short-Term Investments (Cost $462,721,256)		462,643,310
	Total Investments — 100.2% (Cost $3,542,883,533)		$3,611,785,749
	Liabilities Net of Other Assets — (0.2)%		(6,942,583)
	Net Assets — 100.0%		$3,604,843,166

Outstanding Forward Currency Contracts To Buy Or Sell At June 30, 2021
Contract Description	Contract Party*	Buy/Sell	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
Euro	SSB	Sell	1,959,500	9/23/2021	2,327,406	$ 14,763	$ —

Net unrealized appreciation (depreciation)						$14,763

*	Counterparty includes State Street Bank and Trust Company ("SSB").

Footnote Legend
a	Security currently fair valued by the Valuation and Pricing Committee using procedures approved by the Trustees’ Audit Committee.
b	Non-income producing.
c	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
d	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on June 30, 2021.
e	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2021, the aggregate value of these securities in the Fund’s portfolio was $1,964,737,956, representing 54.50% of the Fund’s net assets.
f	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
g	Segregated as collateral for a when-issued security.
h	Interest only.
i	Bond in default.
j	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at June 30, 2021.
k	When-issued security.
l	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at June 30, 2021.
m	This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be effective at the time of settlement and will be based upon the London-Interbank Offered Rate ("LIBOR") plus a premium which was determined at the time of purchase.
n	Investment in Affiliates.

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2021 (Unaudited)

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ARM	Adjustable Rate Mortgage
BSBY3M	Bloomberg Short Term Bank Yield 3 Month
CMBS	Commercial Mortgage-Backed Securities
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Rate
EGP	Denominated in Egyptian Pound
EUR	Denominated in Euro
FCB	Farm Credit Bank
GO	General Obligation
H15T1Y	US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year
IDR	Denominated in Indonesian Rupiah
LIBOR	London Interbank Offered Rates
Mtg	Mortgage
MTN	Medium-Term Note
MXN	Denominated in Mexican Peso
PIK	Payment-in-kind
REMIC	Real Estate Mortgage Investment Conduit
SBA	Small Business Administration
SOFR	Secured Overnight Financing Rate
SOFR30A	Secured Overnight Financing Rate 30-Day Average
SPV	Special Purpose Vehicle
UMBS	Uniform Mortgage Backed Securities
USD	Unified School District

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Strategic Income Fund	June 30, 2021 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Strategic Income Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers seven classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3”, “Class R4”, “Class R5”, and “Class R6”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), to assist the Trustees with obtaining fair market values for portfolio investments, evaluating and monitoring professional pricing service providers appointed by the Trustees’ Audit Committee (the "Audit Committee") to assist in determining fair values for portfolio investments, assisting in calculating fair values for portfolio investments in certain circumstances, and performing other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, reviews the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
Investments in open-end U.S. mutual funds are valued at net asset value ("NAV") each business day.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2021 (Unaudited)

valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee calculates a fair value for the obligation using an alternative method approved by the Audit Committee.
Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/20	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 6/30/21	Dividend Income
Thornburg Capital Management Fund	$211,462,661	$1,087,456,474	$(854,075,771)	$-	$-	$444,843,364	$344,167